Derivative Warrants - Unsecured Convertible Note Warrants - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 shares
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants description	The December 2018 Performance Warrants became immediately exercisable upon issuance. Each performance warrant includes a performance incentive that entitles the warrant holders to additional common shares of Nova upon exercise provided that the 20-day volume weighted average trading price of Nova’s common shares (the “Market Price”) equals or exceeds $19.27 at any time prior to the expiration date of the warrants.
Warrants outstanding	10,051,400
Unsecured Convertible Notes Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Warrants outstanding	50,000 [1]

[1]	The conversion or exercise price, as applicable, is subject to full ratchet antidilution protection upon any subsequent transaction at a price lower than the price then in effect and standard adjustments in the event of any share split, share dividend, share combination, recapitalization or other similar transaction. If the Company issues, sells or enters into any agreement to issue or sell, any variable rate securities, the investors have the additional right to substitute the variable price (or formula) of such securities for the conversion or exercise price, as applicable.